Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Class A Common Stock [Member]	Class F Common Stock [Member]		Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Accumulated Deficit / Retained Earnings [Member]	Total
Balance at beginning at Dec. 31, 2017			$ 719	[1]	$ 24,281	$ (25,000)	$ (175)	$ (175)
Balance at beginning (in shares) at Dec. 31, 2017			7,187,500	[1]
Stock subscription received from issuance of founder Shares to Sponsor				[1]		25,000		25,000
Stock subscription received from issuance of founder Shares to Sponsor, shares				[1]
Forfeiture of founder Shares			$ (144)	[1]	144
Forfeiture of founder Shares (jn shares)			(1,437,500)	[1]
Sale of 20,000,000 Units, net of underwriting discounts		$ 2,000		[1]	188,299,144			188,301,144
Sale of 20,000,000 Units, net of underwriting discounts (in shares)		20,000,000		[1]
Sale of 250,000 Private Placement Units		$ 25		[1]	2,499,975			2,500,000
Sale of 250,000 Private Placement Units (in shares)		250,000		[1]
Sale of 3,500,000 Private Placement Warrants				[1]	3,500,000			3,500,000
Sale of 3,500,000 Private Placement Warrants (in shares)				[1]
Common stock subject to possible redemption		$ (1,893)		[1]	(189,611,735)			(189,613,628)
Common stock subject to possible redemption (in shares)		(18,926,577)		[1]
Net income				[1]			287,660	287,660
Balance at ending at Dec. 31, 2018	[1]	$ 132	$ 575		4,711,809		287,485	5,000,001
Balance at ending (in shares) at Dec. 31, 2018	[1]	1,323,423	5,750,000
Change in value of common stock subject to possible redemption		$ 33		[1]	347,331			347,364
Change in value of common stock subject to possible redemption (in shares)		328,321		[1]
Forfeiture of founder Shares			$ (75)	[1]	75
Forfeiture of founder Shares (jn shares)			(750,000)	[1]
Net income				[1]			(347,357)	(347,357)
Balance at ending at Dec. 31, 2019		$ 165	$ 500	[1]	$ 5,059,215		$ (59,872)	$ 5,000,008
Balance at ending (in shares) at Dec. 31, 2019		1,651,744	5,000,000	[1]

[1]	Included an aggregate of up to 750,000 shares subject to forfeiture to the extent that the underwriters' over-allotment was not exercised in full.